Note N - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	Years ended December 31
	201 7	201 6	201 5

Number of shares issued	15,118	24,572		----

Fair value of stock contributed	$428	$575	$	----

Cash contributed	250	----		674

Total expense	$678	$575		$674